Related Parties - Additional Information (Detail) (USD $)	12 Months Ended		101 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Related Party Transaction [Line Items]
Amount payable to TRC	$ 26,039	$ 28,268	$ 26,039
Total cash services and reimbursed expenses	347,927	327,452	2,479,144
Two River Consulting Llc
Related Party Transaction [Line Items]
Amount payable to TRC	55,000		55,000
Related party transactions total billed amount for services rendered	309,330	273,171
Related Party Transactions Billed Amount For Services Rendered Per Month	$ 2,052,571	$ 28,868